Borrowings	12 Months Ended
Jun. 30, 2024
Borrowings
Borrowings
25	Borrowings

	2024	2023
	£’000	£’000
Senior secured notes	334,538	332,112
Secured term loan facility	176,509	175,223
Revolving facilities	30,000	100,000
Accrued interest on senior secured notes and revolving facilities	5,574	5,961
	546,621	613,296
Less: non-current portion
Senior secured notes	334,538	332,112
Secured term loan facility	176,509	175,223
Non-current borrowings	511,047	507,335
Current borrowings	35,574	105,961

(i)	Secured borrowings and assets pledged as security

The senior secured notes of £334,538,000 (2023: £332,112,000) is stated net of unamortized issue costs amounting to £1,615,000 (2023: £2,113,000). The outstanding principal amount of the senior secured notes is $425,000,000 (2023: $425,000,000). The senior secured notes have a fixed coupon rate of 3.79% per annum and interest is paid semi-annually. The senior secured notes mature on 25 June 2027.

The Group has the option to redeem the senior secured notes in part, in an amount not less than 5% of the aggregate principal amount of the senior secured notes then outstanding, or in full, at any time at 100% of the principal amount plus a “make-whole” premium of an amount equal to the discounted value (based on the US Treasury rate) of the remaining interest payments due on the senior secured notes up to 25 June 2027.

The senior secured notes were issued by our wholly-owned subsidiary, Manchester United Football Club Limited, and are guaranteed by Red Football Limited, Red Football Junior Limited, Manchester United Limited and MU Finance Limited and are secured against substantially all of the assets of those entities and Manchester United Football Club Limited. These entities are all wholly-owned subsidiaries of Manchester United plc.

The secured term loan facility of £176,509,000 (2023: £175,223,000) is stated net of unamortized issue costs amounting to £1,456,000 (2023: £1,720,000). The outstanding principal amount of the secured term loan facility is $225,000,000 (2023: $225,000,000). The secured term loan facility attracts interest of the SOFR plus an applicable margin of between 1.25% and 1.75% per annum and interest is paid monthly. The remaining balance of the secured term loan facility is repayable on 26 August 2029, although the Group has the option to repay the secured term loan facility at any time before then.

The secured term loan facility was provided to our wholly-owned subsidiary, Manchester United Football Club Limited, and is guaranteed by Red Football Limited, Red Football Junior Limited, Manchester United Limited, MU Finance Limited and Manchester United Football Club Limited and is secured against substantially all of the assets of each of those entities. These entities are all wholly-owned subsidiaries of Manchester United plc.

The Group also has £30,000,000 (2023: £100,000,000) in outstanding loans and £270,000,000 (2023: £200,000,000) in borrowing capacity under our revolving facilities. Our initial revolving facility with Bank of America was extended on 28 June 2024 so that all facilities now terminate on 25 June 2027.

25Borrowings (continued)

(i)Secured borrowings and assets pledged as security (continued)

The revolving facilities are guaranteed by Red Football Limited, Red Football Junior Limited, Manchester United Limited, MU Finance Limited and Manchester United Football Club Limited and secured against substantially all of the assets of those entities. These entities are wholly-owned subsidiaries of Manchester United plc.

The Group’s revolving facilities, the secured term loan facility and the note purchase agreement governing the senior secured notes each contain certain covenants, including a financial maintenance covenant that requires the Group to maintain a consolidated profit/loss for the period before depreciation, amortization of, and profit on disposal of, registrations, exceptional items, net finance costs and tax (“Consolidated Adjusted EBITDA”) of not less than £65 million for each 12 month testing period, as well as customary covenants, including (but not limited to) restrictions on incurring additional indebtedness; paying dividends or making other distributions, repurchasing or redeeming our capital stock or making other restricted payments; selling assets, including capital stock of restricted subsidiaries; entering into agreements that restrict distributions of restricted subsidiaries; consolidating, merging, selling or otherwise disposing of all or substantially all assets; entering into sale and leaseback transactions; entering into transactions with affiliates; and incurring liens.

(ii)Compliance with covenants

The Group has complied with all covenants under its revolving facilities, the secured term loan facility and the note purchase agreement governing the senior secured notes during the 2024 and 2023 reporting period.